Accounting policies (Details)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Escalation of dayrates (in hundredths)	0.00%
Threshold percentage for recognizing actuarial gains and losses (in hundredths)	10.00%
Overhauls of drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Drilling units
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years
Period within which management is actively committed to a probable sale of assets classified as held for sale	1 year
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years